UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: December 31, 2000 Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                        [  ]  is a restatement.
                        [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Diamond Capital Management Inc.
Address:    101 East 52 Street
            New York, NY 10022

13F File Number: 028-05747

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard Grossman
Title:   Vice President
Phone:   212-751-4900

Signature, Place, and Date of Signing:

/s/ Richard Grossman

New York, NY

February 14, 2001

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other managers Reporting for this Manager:

                 N/A

                              FORM 13F SUMMARY PAGE

                                 Report Summary:



Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      27

Form 13F Information Table Value Total:      $66,627 (thousands)

List of Other Included Managers:  None

                                            FORM 13F INFORMATION TABLE

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      Column 1          Column 2        Column 3      Column 4            Column 5           Column 6    Column 7    Column 8
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   Name of Issuer    Title of Class   CUSIP Number      Value      Shrs or SH/PRN   Put     Investment  Other     Voting Authority
                                                                   prn amt          /Call   discretion  managers  ------------------
                                                                                                                  Sole  Shared  None
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
ANSOFT CORP              Common         363841050    2,756,025.00   408300    SH            SOLE        NO        YES
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APA OPTICS               Common         185310000    1,718,600.00   264400    SH            SOLE        NO        YES
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ATTUNITY LTD             Common         M15332105    1,238,170.30   281000    SH            SOLE        NO        YES
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AXSYS TECH               Common         546151090      599,500.00    22000    SH            SOLE        NO        YES
------------------------------------------------------------------------------------------------------------------------------------
COMARCO INC              Common         200080109    1,404,675.00   104050    SH            SOLE        NO        YES
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CRAY INC                 Common         225223106    1,467,450.00   978300    SH            SOLE        NO        YES
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CIRRUS LOGIC             Common         172755100    8,851,875.00   472100    SH            SOLE        NO        YES
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CRYPTOLOGIC INC          Common         228906103    3,996,000.00   444000    SH            SOLE        NO        YES
------------------------------------------------------------------------------------------------------------------------------------
DATATEC SYSTEMS          Common         238128102      610,225.00   348700    SH            SOLE        NO        YES
------------------------------------------------------------------------------------------------------------------------------------
DIGI INTL INC            Common         253798102      234,587.50    38300    SH            SOLE        NO        YES
------------------------------------------------------------------------------------------------------------------------------------
GTS DURATEK INC          Common         36237J107    1,285,625.00   205700    SH            SOLE        NO        YES
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DTM CORP                 Common         23333L103    1,008,027.80   343100    SH            SOLE        NO        YES
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GROUP 1 SOFTWR           Common         39943Y103    2,544,750.00   226200    SH            SOLE        NO        YES
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HI/FN INC                Common         428358105    1,483,625.00    53950    SH            SOLE        NO        YES
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INTEGRATED DEV           Common         458118106    2,484,375.00    75000    SH            SOLE        NO        YES
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INDUSTRI-MATEM           Common         455792101    1,591,750.00   636700    SH            SOLE        NO        YES
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INPRISE CORP             Common         45766C102      404,338.03    73100    SH            SOLE        NO        YES
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MICRO LINEAR CP          Common         594850109    2,063,812.00   515953    SH            SOLE        NO        YES
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NUCENTRIX BDBND          Common         670198100    1,153,125.00   102500    SH            SOLE        NO        YES
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NETWORK PERIPH           Common         64121R100      641,818.75    99700    SH            SOLE        NO        YES
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RADWARE LTD              Common         M81873107    3,391,875.00   201000    SH            YES         NO        YES
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RF MONOLITHICS           Common         74955F106    2,056,050.00   304600    SH            YES         NO        YES
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RAINBOW TECHS            Common         750862104    1,863,534.75   117852    SH            YES         NO        YES
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SAFENET INC              Common         78645R107   10,969,800.00   233400    SH            YES         NO        YES
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3-D SYSTEMS              Common         88554D205    6,748,775.00   556600    SH            YES         NO        YES
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TRIDENT MICRO            Common         895919108    1,852,200.00   411600    SH            YES         NO        YES
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ULTRALIFE BATT           Common         903899102    2,206,600.00   401200    SH            YES         NO        YES
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